Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	$ 18,826
Derivatives not designated as a cash flow hedge	17,844	$ 14,415
Assets held for sale	55,450
Loans to equity-accounted investees and joint venture partners - Current	7,127	26,209
Loans to equity-accounted investees and joint venture partners - Long-term	184,390	227,217
Long-term debt	(7,480,374)	(6,741,625)
Warrant [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	10,328	9,314
Interest Rate Swap Agreements [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	7,516	5,101
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	855,107	927,679
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest Rate Swap Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	6,136	1,051
Interest rate swap agreements - liabilities	(370,952)	(406,783)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross Currency Swap Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(312,110)	(221,391)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(18,826)	(18,407)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration (see below)	(14,830)	(21,448)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	10,328	9,314
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	100,600
Assets held for sale	55,450
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,161,729)	(1,405,711)
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable	16,427	17,164
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(5,881,483)	(5,263,586)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	855,107	927,679
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest Rate Swap Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	6,136	1,051
Interest rate swap agreements - liabilities	(370,952)	(406,783)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross Currency Swap Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(312,110)	(221,391)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(18,826)	(18,407)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration (see below)	(14,830)	(21,448)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	10,328	9,314
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	100,600
Assets held for sale	55,450
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted investees and joint venture partners - Current	7,127	26,209
Loans to equity-accounted investees and joint venture partners - Long-term	184,390	227,217
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,493,915)	(1,371,174)
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable	16,453	17,137
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ (5,890,171)	$ (5,280,802)